Intangible assets (Tables)	12 Months Ended
Sep. 30, 2021
Intangible assets
Schedule of goodwill and intangible assets

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Goodwill
Balance as at beginning of year	8,397	8,895	6,728	6,844
Disposals (refer to Note 36)	(243)	-	-	-
Impairment	(571)	(498)	(487)	(116)
Other adjustments	16	-	-	-
Balance as at end of year	7,599	8,397	6,241	6,728
Computer software
Balance as at beginning of year	2,430	2,365	2,266	2,207
Additions	740	1,035	638	955
Impairment[1]	(485)	(171)	(475)	(165)
Amortisation	(755)	(799)	(696)	(731)
Other adjustments[2]	(90)	-	(80)	-
Balance as at end of year	1,840	2,430	1,653	2,266
Cost	7,770	7,370	6,681	6,372
Accumulated amortisation and impairment	(5,930)	(4,940)	(5,028)	(4,106)
Carrying amount	1,840	2,430	1,653	2,266
Brand names	670	670	636	636
Total intangible assets	10,109	11,497	8,530	9,630

Goodwill has been allocated to the following CGUs[3]:
Consumer	3,359	3,359	3,144	3,144
Business	3,205	3,205	3,022	3,022
Westpac Institutional Bank	-	487	-	487
New Zealand	504	488	-	-
Specialist Businesses	531	858	75	75
Total goodwill	7,599	8,397	6,241	6,728

In addition, brand names of $670 million for the Group have been allocated as $382 million to Consumer, $286 million to Business and $2 million to Specialist Businesses as at 30 September 2021 and 30 September 2020. Brand names of $636 million for the Parent Entity have been allocated as $350 million to Consumer and $286 million to Business as at 30 September 2021 and 30 September 2020.

1.	Includes impairment of $380 million for the Group and Parent Entity from the WIB CGU ($344 million as a result of the annual impairment test).
2.

Includes the impact of a change in accounting policy in 2021 with respect to the treatment of configuring or customising SaaS arrangements amounting to $94 million for the Group and $80 million for the Parent Entity (refer to Note 1).

3.

The Specialist Businesses segment comprises individual CGUs (Superannuation, Platforms, Investments) to which goodwill has been allocated. The carrying amount of goodwill allocated to these individual CGUs is not significant compared to total Group goodwill.

Summary of significant assumptions used in goodwill impairment testing

	Discount rate		Cash flows
	Post-tax rate/ Pre-tax rate		Forecast period/ terminal growth rate
	2021	2020	2021	2020
Westpac Institutional Bank	10.4% / 13.8%	11.0% / 14.4%	5 years / 1.8%	5 years / 2%
New Zealand	9% / 12.2%	11.0% / 14.5%	3 years / 2%	3 years / 2%
All other significant CGUs	9% / 12.5%	11.0% / 15-15.2%	3 years / 2%	3 years / 2%